Cover	Oct. 01, 2026
Cover [Abstract]
Amendment Flag	true
Amendment Description	Amended to include final prospectus for SEC review.
Entity Central Index Key	0002143378
Document Type	S-6
Entity Registrant Name	FT 13221
Document Period End Date	Oct. 01, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objectives.

The Trust seeks above-average capital appreciation. Under normal circumstances, the Trust will invest at least 80% of its assets in exchange-traded funds (“ETFs”) which invest 80% of their assets in Alternative Investments (as defined below). Such ETFs are defined by the Sponsor as “Liquid Alternative Investments.”

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust will invest in a portfolio of ETFs that seeks to provide exposure to Alternative Investments (as defined below). Such ETFs are considered “Liquid Alternative Investments” due to the liquid nature of the market for ETF shares. Alternative Investments are investments in asset categories and strategies that differ from traditional asset categories and strategies, including hedged equity, commodities, managed futures, U.S. treasury, U.S. mortgage-backed and multistrategy, among others. “Hedged equity” refers to a strategy that seeks to participate in the upside of the equity markets while maintaining a hedge designed to reduce the amount of loss in the event of a decline in the market value of equity securities. “Managed futures” refers to a strategy that uses an actively managed portfolio of long and short futures contracts that seeks to benefit from trends in the asset classes represented by the futures contracts, which may include futures contracts on commodities, currencies, equity indices, bonds, and interest rate indices. The ETFs in which the Trust invests may utilize derivatives, including options, to achieve their investment objectives.

The ETFs were selected by the First Trust Advisors Model Investment Committee (the “Committee”), which seeks to primarily have exposure to non-traditional asset types, which may diversify risk and returns obtained by holding traditional asset portfolios. The Committee seeks to accomplish its objectives by allocating among First Trust ETFs advised by First Trust Advisors L.P., an affiliate of the Trust's Sponsor, although the Committee may invest in other ETFs if necessary to enhance returns, improve diversification and manage risk.

The ETFs in the portfolio were selected based on a number of factors including, but not limited to, the size and liquidity of the ETFs, (requiring a minimum of six months of trading history or, if assets under management are greater than $50,000,000, a minimum of three months of trading history), the strategy profile of the ETFs (whether an ETF’s historical performance is consistent with its stated objective and representative of the particular Alternative Investment category to which it belongs), and an evaluation of risk and return metrics (considering the actual performance of the ETF in a historical context and the likely performance of the ETF in markets that may differ substantially from the historical context). The above factors are not specifically weighted, but rather are considered in combination with each other to construct an overall view that aids the Committee in determining ETF allocations for the Trust’s portfolio. Based on this holistic review, the Committee selects the ETFs that it believes have the best potential to achieve the Trust’s investment objective. All other factors being equal, the Sponsor will select ETFs with lower expense ratios, while attempting to limit the overlap of the securities held by the ETFs. The Trust’s portfolio may include both actively managed ETFs and ETFs that track an index.

In connection with the Trust’s investments in ETFs advised by First Trust Advisors L.P., an affiliate of the Trust’s Sponsor, First Trust Advisors L.P. will receive advisory fees from the underlying ETFs which it would not otherwise receive if the Trust invested solely in ETFs advised by unaffiliated third-parties. This may provide an incentive for the Sponsor to select ETFs advised by First Trust Advisors L.P. over ETFs advised by unaffiliated third-parties. The Sponsor may invest in an affiliated ETF even in circumstances where an unaffiliated ETF may have lower fees or better performance over certain time periods. However, the Sponsor selected what it considered to be the best suited ETFs to achieve the Trust’s investment objectives even though there may be other ETFs, including those advised by unaffiliated third-parties, that provide similar results.